Note 24 - Employee Benefits - Employee Benefit Revenue/(Expenses) Allocation (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
employee benefit revenue/(expenses)	R$ (178.2)	R$ (131.2)	R$ (147.7)
Employee benefit revenue (expenses) allocated to other operating income/(expenses), net [member]
Statement Line Items [Line Items]
employee benefit revenue/(expenses)	(0.2)	0.0	(0.2)
Employee benefit revenue (expenses) allocated to cost of sales [member]
Statement Line Items [Line Items]
employee benefit revenue/(expenses)	(33.0)	(28.9)	(26.5)
Employee benefit revenue (expenses) allocated to sales and marketing expenses [member]
Statement Line Items [Line Items]
employee benefit revenue/(expenses)	(11.7)	(9.9)	(8.9)
Employee benefit revenue (expenses) allocated to administrative expenses [member]
Statement Line Items [Line Items]
employee benefit revenue/(expenses)	(17.7)	24.8	(6.8)
Employee benefit revenue (expenses) allocated to financial expenses [member]
Statement Line Items [Line Items]
employee benefit revenue/(expenses)	R$ (115.6)	R$ (117.2)	R$ (105.3)